Summary of significant accounting policies - Impairment of long-lived assets, intangible assets and goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Goodwill impairment	$ 0	$ 0